Note 1 - Nature of the Business and Basis of Preparation	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business and basis of preparation

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On
March 14, 2017,
the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.
174,286
ordinary shares were sold at
$20.00
per share (the “IPO Price”). In conjunction with the IPO,
2,541,048
ordinary shares were sold in a private placement to certain investors at the same IPO Price. Net proceeds from the IPO and private placement after deducting underwriting discount and offering expenses were
$47,184.
The underwriting discount and offering expenses including those recorded as deferred IPO costs were recorded as a reduction of the proceeds received from the IPO in the shareholders’ equity. Immediately prior to the IPO, the Company issued
2,112,963
ordinary shares to NPBSIPO Liquidating Trust, or Nereus Trust in connection with termination of royalty payment arrangement (Note
9
).

As at
June 30, 2017,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring Pharmaceuticals Inc.	Delaware, United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Shenzhen) Ltd.	The People’s Republic of China (“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	60%	Clinical trial activities

BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

The accompanying unaudited interim condensed consolidated balance sheet as of
June 30, 2017,
the unaudited interim condensed consolidated statements of comprehensive loss and cash flows for the six
months ended
June 30, 2016
and
2017,
and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended
December 31, 2016.
Accordingly, these unaudited interim condensed consolidated financial statements do not
include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Group for each of the periods presented. The results of operations for the six
months ended
June 30, 2017
are
not
necessarily indicative of results to be expected for any other interim period or for the full year of
2017.
The consolidated balance sheet as of
December 31, 2016
was derived from the audited consolidated financial statements at that date but does not
include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company's consolidated financial statements for the year ended
December 31, 2016.